UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM	1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2017

WESTERN ASSET

GLOBAL HIGH YIELD

BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Global High Yield Bond Fund for the six-month reporting period ended June 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

II	Western Asset Global High Yield Bond Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was a revised 1.8%. GDP growth then decelerated to revised 1.2% during the first quarter of 2017. Finally, the U.S. Department of Commerce’s initial estimate for second quarter 2017 GDP growth — released after the reporting period ended — was 2.6%. The acceleration in growth reflected a smaller decrease in private inventory investment, an acceleration in personal consumption expenditures and an upturn in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on June 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed moderately declined over the period. In June 2017, 24.3% of Americans looking for a job had been out of work for more than six months, versus 24.4% when the period began.

Turning to the global economy, in its July 2017 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “The pickup in global growth anticipated in the April World Economic Outlook remains on track, with global output projected to grow by 3.5 percent in 2017 and 3.6 percent in 2018. The unchanged global growth projections mask somewhat different contributions at the country level. U.S. growth projections are lower than in April, primarily reflecting the assumption that fiscal policy will be less expansionary going forward than previously anticipated. Growth has been revised up for Japan and especially the euro area, where positive surprises to activity in late 2016 and early 2017 point to solid momentum. China’s growth projections have also been revised up, reflecting a strong first quarter of 2017 and expectations of continued fiscal support.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 1.9%, versus 1.8% in 2016. Japan’s economy is expected to expand 1.3% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.6% in 2017, versus 4.3% in 2016.

Western Asset Global High Yield Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiv at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. Finally, at its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. The Fed also said that it planned to reduce its balance sheet, saying, “The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Committee currently expects to begin implementing a balance sheet normalization program this year, provided that the economy evolves broadly as anticipated.”

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. largely maintained their accommodative monetary policy stances during the reporting period. Looking back, in March 2015, before the beginning of the reporting period, the European Central Bank (“ECB”)v announced that it would start a €60 billion-per-month bond buying program that was expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. Finally, in December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Since that time, the ECB has remained on hold in terms of monetary policy. In other developed countries, in August 2016, the Bank of Englandvi lowered interest rates from 0.50% to 0.25%, a new record low, and rates remained constant during the reporting period. After holding rates steady at 0.10% for more than five years, in January 2016 the Bank of Japanvii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35% during the reporting period.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Treasury yields moved sharply higher after the November 2016 U.S. presidential elections given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short-term Treasury yields moved higher during the six

IV	Western Asset Global High Yield Bond Fund

months ended June 30, 2017. In contrast, long-term Treasury yields edged lower over the reporting period as a whole. Two-year Treasury yields began the reporting period at 1.20% and ended the period at 1.38%. Their low for the period of 1.12% occurred on February 24, 2017, and their peak of 1.40% took place on March 13 and March 14, 2017. Ten-year Treasury yields began the reporting period at 2.45% and ended the period at 2.31%. Their low of 2.14% occurred on both June 6 and June 26, 2017, and their peak of 2.62% occurred on March 13, 2017.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given signs of generally modest global growth, questions regarding future Fed monetary policy, the aforementioned U.S. elections and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexix, returned 2.27% during the six months ended June 30, 2017. Within the U.S. bond market, lower rated corporate bonds generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexx, gained 4.92% for the six months ended June 30, 2017. The high-yield market began the reporting period on a positive note, as it rallied sharply over the first two months of the period. This was driven by robust demand from investors looking to generate incremental yield in the low interest rate environment. After moving slightly lower in March 2017 given falling oil prices and overall weak demand, the high-yield market again rallied from April through June 2017.

Q. How did the emerging market debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Globalxi returned 6.20% during the six months ended June 30, 2017. The asset class posted positive results during the first five months of the reporting period. This was triggered by overall strong investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar. The asset class then modestly declined in June 2017.

Performance review

For the six months ended June 30, 2017, Class A shares of Western Asset Global High Yield Bond Fund, excluding sales charges, returned 4.61%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Global High Yield Index (Hedged)xii, returned 5.26% for the same period. The Lipper High Yield Funds Category Average1 returned 4.13% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 692 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Global High Yield Bond Fund	V

Investment commentary (cont’d)

Performance Snapshot as of June 30, 2017 (unaudited)
(excluding sales charges)	6 months
Western Asset Global High Yield Bond Fund:
Class A	4.61%
Class C	4.40%
Class C1[1]	4.33%
Class I	4.75%
Class IS	4.79%
Bloomberg Barclays Global High Yield Index (Hedged)	5.26%
Lipper High Yield Funds Category Average	4.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2017 for Class A, Class C, Class C1, Class I and Class IS shares were 4.03%, 3.48%, 3.70%, 4.47% and 4.56%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 1.15%, 1.85%, 1.63%, 0.88%, and 0.79%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

VI	Western Asset Global High Yield Bond Fund

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high-yield (“junk”) bonds and foreign securities, including emerging markets, involve risks beyond those inherent in higher rated and domestic investments. The risks of high-yield bonds include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign securities are subject to special risks including currency fluctuations and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[x]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xii

The Bloomberg Barclays Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan- European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

Western Asset Global High Yield Bond Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2017 and December 31, 2016 and does not include derivatives such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.61%	$1,000.00	$1,046.10	1.15%	$5.83	Class A	5.00%	$1,000.00	$1,019.09	1.15%	$5.76
Class C	4.40	1,000.00	1,044.00	1.86	9.43	Class C	5.00	1,000.00	1,015.57	1.86	9.30
Class C1	4.33	1,000.00	1,043.30	1.64	8.31	Class C1	5.00	1,000.00	1,016.66	1.64	8.20
Class I	4.75	1,000.00	1,047.50	0.88	4.47	Class I	5.00	1,000.00	1,020.43	0.88	4.41
Class IS	4.79	1,000.00	1,047.90	0.79	4.01	Class IS	5.00	1,000.00	1,020.88	0.79	3.96

2	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

[1]	For the six months ended June 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays Global High Yield Index (Hedged)
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA GHY	— Western Asset Global High Yield Bond Fund

4	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays Global High Yield Index (Hedged)
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA GHY	— Western Asset Global High Yield Bond Fund

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2017

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 68.7%
Consumer Discretionary — 13.4%
Auto Components — 1.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,500,000		$1,511,250	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	620,000		628,525	(a)(b)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	920,000		969,450	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	350,000		370,563	(a)
Total Auto Components					3,479,788
Diversified Consumer Services — 0.9%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	148,642	(c)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,750,000		1,906,030	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	700,000		741,930
Total Diversified Consumer Services					2,796,602
Hotels, Restaurants & Leisure — 5.0%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	320,000		332,400	(a)
Aramark Services Inc., Senior Notes	5.000%	4/1/25	500,000		529,375	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds (14.000% PIK)	14.000%	2/9/18	1,659,902		1,659,902	(a)(b)(d)(e)
Brinker International Inc., Senior Notes	5.000%	10/1/24	1,430,000		1,426,425	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	990,000		1,058,062
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	560,000		598,500	(a)
CCM Merger Inc., Senior Notes	6.000%	3/15/22	580,000		595,950	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	900,000		985,311
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	1,020,000		1,054,425	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	650,000		681,687	(a)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Senior Secured Notes	6.750%	11/15/21	240,000		251,400	(a)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Senior Notes	4.750%	6/1/27	430,000		440,212	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	882,000	GBP	1,051,857	(c)(f)
MGM Resorts International, Senior Notes	4.625%	9/1/26	420,000		426,300
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	290,000		302,688	(a)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	980,000		1,019,680	(a)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	490,000		523,075	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	779,000		834,504	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	730,000		713,575	(a)

See Notes to Financial Statements.

6	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	30,000		$31,613	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,290,000		1,306,125	(a)
Total Hotels, Restaurants & Leisure					15,823,066
Household Durables — 0.5%
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	600,000		624,750
Century Communities Inc., Senior Notes	5.875%	7/15/25	770,000		768,075	(a)
Lennar Corp., Senior Notes	4.500%	4/30/24	380,000		393,718
Total Household Durables					1,786,543
Leisure Products — 0.3%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,050,000		938,438	(a)
Media — 3.3%
AMC Entertainment Holdings Inc., Senior Notes	6.125%	5/15/27	500,000		528,905	(a)
Banijay Group SAS, Senior Secured Notes	4.000%	7/1/22	510,000	EUR	589,049	(a)
Carmike Cinemas Inc., Secured Notes	6.000%	6/15/23	420,000		445,200	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	2,180,000		2,254,340
DISH DBS Corp., Senior Notes	5.875%	11/15/24	420,000		449,702
EW Scripps Co., Senior Notes	5.125%	5/15/25	530,000		547,225	(a)
iHeartCommunications Inc., Senior Notes (12.000% Cash, 2.000% PIK)	14.000%	2/1/21	1,444,563		317,804	(b)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	1,350,000		1,431,000	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	2,050,000		2,231,938	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	10/15/24	990,000	GBP	1,391,483	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	350,000		358,313	(a)
Total Media					10,544,959
Specialty Retail — 1.7%
American Greetings Corp., Senior Notes	7.875%	2/15/25	1,130,000		1,227,462	(a)
GameStop Corp., Senior Notes	6.750%	3/15/21	350,000		365,400	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	1,460,000		1,275,675	(a)
Hertz Corp., Senior Notes	5.875%	10/15/20	890,000		865,525
PetSmart Inc., Senior Notes	8.875%	6/1/25	310,000		287,091	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	400,000		411,500
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	940,000		975,250	(a)
Total Specialty Retail					5,407,903
Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	180,000		183,600	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	650,000		663,000	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Textiles, Apparel & Luxury Goods — continued
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,040,000		$1,092,000
Total Textiles, Apparel & Luxury Goods					1,938,600
Total Consumer Discretionary					42,715,899
Consumer Staples — 3.6%
Beverages — 0.6%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	480,000		483,600	(a)
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	740,000		756,650	(a)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	621,000		659,812	(a)
Total Beverages					1,900,062
Food & Staples Retailing — 0.3%
Beverages & More Inc., Senior Secured Notes	11.500%	6/15/22	970,000		945,750	(a)
Food Products — 1.8%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	830,000	GBP	1,054,007	(c)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	660,000		683,100	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	210,000		218,663	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	2,440,000		2,483,188	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,050,000		1,118,250	(a)
Total Food Products					5,557,208
Household Products — 0.5%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	550,000		588,500
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	990,000		1,066,824
Total Household Products					1,655,324
Tobacco — 0.4%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,490,000		1,301,888
Total Consumer Staples					11,360,232
Energy — 12.8%
Energy Equipment & Services — 0.7%
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	450,000		438,750	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	700,000		593,250
Transocean Inc., Senior Notes	9.000%	7/15/23	350,000		364,875	(a)
Trinidad Drilling Ltd., Senior Notes	6.625%	2/15/25	870,000		828,675	(a)
Total Energy Equipment & Services					2,225,550
Oil, Gas & Consumable Fuels — 12.1%
Berry Petroleum Co. Escrow	—	—	1,600,000		0	*(d)(e)(g)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	660,000		668,250	(a)
Carrizo Oil & Gas Inc., Senior Notes	8.250%	7/15/25	320,000		328,000

See Notes to Financial Statements.

8	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	800,000	$856,000
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	590,000	533,950
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	790,000	785,062	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,260,000	1,159,981
Covey Park Energy LLC/Covey Park Finance Corp., Senior Notes	7.500%	5/15/25	380,000	380,950	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	360,000	388,800	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,700,000	1,569,100
Exterran Energy Solutions LP/EES Finance Corp., Senior Notes	8.125%	5/1/25	600,000	613,500	(a)
Frontera Energy Corp., Senior Secured Notes (10.000% Cash or 14.000% PIK)	10.000%	11/2/21	1,000,000	1,128,750	(b)
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	1,370,000	1,515,125	(a)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	600,000	615,057	(a)
Magnum Hunter Resources Corp. Escrow	—	—	2,000,000	0	*(d)(e)(g)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	340,000	264,350	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	730,000	571,225	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	790,000	783,087	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,960,000	3,744,180
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	6,820,000	6,487,525
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	1,500,000	1,250,250
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	2,400,000	903,600	(c)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	1,200,000	1,302,250	(c)
QEP Resources Inc., Senior Notes	5.250%	5/1/23	950,000	902,500
Range Resources Corp., Senior Notes	5.000%	3/15/23	350,000	343,875	(a)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	700,000	732,375
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	540,000	576,450	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	520,000	569,400	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	550,000	573,375
RSP Permian Inc., Senior Notes	5.250%	1/15/25	630,000	633,937	(a)
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	150,000	146,250	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	70,000	68,688
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	250,000	258,438	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	40,000	41,600	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	2,200,000	2,293,500	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Ultrapar International SA, Senior Notes	5.250%	10/6/26	800,000		$802,800	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	790,000		940,100
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000		425,700
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	430,000		443,975
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	300,000		311,250
WPX Energy Inc., Senior Notes	8.250%	8/1/23	620,000		675,800
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	150,000		167,219	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	1,500,000		1,693,500	(a)
Total Oil, Gas & Consumable Fuels					38,449,724
Total Energy					40,675,274
Financials — 7.0%
Banks — 3.5%
Banco Mercantil De Norte, Junior Subordinated Notes	6.875%	7/6/22	200,000		206,588	(a)(h)(i)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	330,000		367,349	(f)(i)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,050,000		1,202,906
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,070,000		1,155,600
CIT Group Inc., Senior Notes	5.000%	8/1/23	460,000		496,800
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	780,000		908,876	(a)(f)(i)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	1,070,000		1,154,926	(f)(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	570,000		622,725	(f)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	700,000		772,066
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	510,000		601,839
Santander UK Group Holdings PLC, Junior Subordinated Bonds	7.375%	6/24/22	640,000	GBP	877,622	(c)(f)(i)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	2,170,000		2,212,749	(c)(f)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	630,000		633,125	(a)
Total Banks					11,213,171
Capital Markets — 0.6%
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	820,000		871,250
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	1,000,000		1,046,811	(a)
Total Capital Markets					1,918,061
Consumer Finance — 0.6%
Alpine Finance Merger Subordinated LLC, Senior Notes	6.875%	8/1/25	340,000		346,800	(a)(h)
FirstCash Inc., Senior Notes	5.375%	6/1/24	670,000		701,825	(a)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	910,000		869,050	(a)
Total Consumer Finance					1,917,675
Diversified Financial Services — 1.9%
ASP AMC Merger Subordinated Inc., Senior Notes	8.000%	5/15/25	930,000		885,825	(a)

See Notes to Financial Statements.

10	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — continued
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	910,000	EUR	$1,113,099	(c)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.250%	3/15/22	530,000		545,900	(a)
Nationwide Building Society, Junior Subordinated Notes	6.875%	6/20/19	540,000	GBP	725,189	(c)(f)(i)
Nielsen Co. (Luxembourg) Sarl, Senior Notes	5.000%	2/1/25	520,000		534,300	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,000,000		1,049,070	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,210,000		1,266,870	(a)
Total Diversified Financial Services					6,120,253
Insurance — 0.4%
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	350,000	GBP	467,254	(c)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	820,000		684,700
Total Insurance					1,151,954
Total Financials					22,321,114
Health Care — 4.2%
Biotechnology — 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	660,000		637,725	(a)
Health Care Providers & Services — 2.3%
BioScrip Inc., First Lien Notes	8.224%	6/30/22	866,000		857,340	(d)(e)(f) (o)
Centene Corp., Senior Notes	4.750%	5/15/22	580,000		608,275
Centene Corp., Senior Notes	6.125%	2/15/24	190,000		205,899
Centene Corp., Senior Notes	4.750%	1/15/25	1,150,000		1,184,500
CHS/Community Health Systems Inc., Senior Secured Notes	6.250%	3/31/23	640,000		663,104
DaVita Inc., Senior Notes	5.750%	8/15/22	500,000		514,375
DaVita Inc., Senior Notes	5.125%	7/15/24	650,000		660,969
HCA Inc., Senior Bonds	5.375%	2/1/25	280,000		296,044
HCA Inc., Senior Notes	7.500%	2/15/22	300,000		346,125
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	80,000		82,500
HCA Inc., Senior Secured Notes	5.250%	6/15/26	620,000		670,220
HCA Inc., Senior Secured Notes	5.500%	6/15/47	770,000		798,875
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	440,000		468,050
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	130,000		130,325
Total Health Care Providers & Services					7,486,601
Pharmaceuticals — 1.7%
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	300,000		296,625	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	500,000		486,250	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/21	500,000		477,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	400,000		363,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	640,000		604,800	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Pharmaceuticals — continued
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	580,000		$495,169	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	650,000		560,625	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	2,430,000		2,065,500	(a)
Total Pharmaceuticals					5,349,469
Total Health Care					13,473,795
Industrials — 7.6%
Aerospace & Defense — 0.5%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,500,000		1,518,750	(a)
Commercial Services & Supplies — 2.5%
ACCO Brands Corp., Senior Notes	5.250%	12/15/24	610,000		635,163	(a)
ADT Corp., Senior Secured Notes	6.250%	10/15/21	460,000		503,125
Covanta Holding Corp., Senior Notes	5.875%	7/1/25	770,000		748,825
Garda World Security Corp., Senior Notes	7.250%	11/15/21	420,000		424,725	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	650,000		710,125	(a)
Paprec Holding, Senior Secured Bonds	5.250%	4/1/22	200,000	EUR	240,564	(a)
Paprec Holding, Subordinated Bonds	7.375%	4/1/23	180,000	EUR	223,913	(a)
Ritchie Bros. Auctioneers Inc., Senior Notes	5.375%	1/15/25	600,000		627,000	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	1,310,000		1,377,137
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	680,000		702,100
West Corp., Senior Notes	5.375%	7/15/22	1,700,000		1,721,250	(a)
Total Commercial Services & Supplies					7,913,927
Construction & Engineering — 0.3%
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes (8.875% Cash or 9.625% PIK)	8.875%	4/15/19	741,791		729,737	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	370,000		369,537	(a)
Total Construction & Engineering					1,099,274
Engineering & Construction — 0.2%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	530,000	EUR	615,899	(a)
Machinery — 2.0%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	1,640,000		1,685,100	(a)
BlueLine Rental Finance Corp/BlueLine Rental LLC, Senior Secured Notes	9.250%	3/15/24	1,140,000		1,188,450	(a)
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	850,000		795,812	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	530,000		557,494	(a)
Tennant Co., Senior Notes	5.625%	5/1/25	1,010,000		1,065,550	(a)
Terex Corp., Senior Notes	5.625%	2/1/25	970,000		999,100	(a)
Total Machinery					6,291,506

See Notes to Financial Statements.

12	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Marine — 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,230,000		$1,048,575	(a)
Road & Rail — 0.4%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,470,000		1,462,650	(a)
Trading Companies & Distributors — 0.8%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	1,160,000		1,252,800	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,170,000		1,222,650
Total Trading Companies & Distributors					2,475,450
Transportation — 0.6%
Mexico City Airport Trust, Senior Secured Notes	4.250%	10/31/26	1,090,000		1,120,269	(a)
Neovia Logistics Services LLC/Logistics Intermediate Finance Corp., Senior Notes (10.000% PIK)	10.000%	4/1/20	732,048		347,723	(a)(b)
Nuovo Trasporto Viaggiatori SpA, Senior Secured Notes	3.500%	6/1/23	290,000	EUR	337,378	(a)(f)
Total Transportation					1,805,370
Total Industrials					24,231,401
Information Technology — 1.7%
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp., Senior Notes	5.000%	9/1/25	670,000		698,475
Internet Software & Services — 0.2%
Match Group Inc., Senior Notes	6.375%	6/1/24	460,000		501,975
IT Services — 0.6%
Alliance Data Systems Corp., Senior Notes	5.375%	8/1/22	900,000		913,500	(a)
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	210,000		106,313	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	830,000		856,709	(a)
Total IT Services					1,876,522
Software — 0.4%
CDK Global Inc., Senior Notes	4.875%	6/1/27	310,000		319,300	(a)
j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Senior Notes	6.000%	7/15/25	720,000		745,200	(a)
Total Software					1,064,500
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	500,000		525,000	(a)
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	490,000		538,880	(a)
Total Technology Hardware, Storage & Peripherals					1,063,880
Total Information Technology					5,205,352
Materials — 6.9%
Chemicals — 0.8%
Braskem Finance Ltd., Senior Notes	5.750%	4/15/21	1,210,000		1,269,048	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	600,000		636,000	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Chemicals — continued
Venator Finance Sarl/Venator Materials Corp., Senior Notes	5.750%	7/15/25	570,000	$577,125	(a)
Total Chemicals				2,482,173
Construction Materials — 1.0%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	1,100,000	1,170,125	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	330,000	339,075	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	840,000	890,400
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	660,000	699,600	(a)
Total Construction Materials				3,099,200
Containers & Packaging — 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	720,000	757,800	(a)
Flex Acquisition Co. Inc., Senior Notes	6.875%	1/15/25	480,000	500,100	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,230,000	1,417,575
Total Containers & Packaging				2,675,475
Metals & Mining — 4.1%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	200,000	218,000	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	820,000	904,050	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	440,000	453,750	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	460,000	472,650	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	820,000	856,900	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	400,000	411,920	(a)
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	530,000	596,250
Coeur Mining Inc., Senior Notes	5.875%	6/1/24	900,000	876,375	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	620,000	607,600	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,640,000	1,607,200	(a)
Freeport-McMoRan Inc., Senior Notes	6.125%	6/15/19	280,000	284,900
Freeport-McMoRan Inc., Senior Notes	6.625%	5/1/21	480,000	492,000
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,630,000	1,728,810
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	360,000	336,600
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	230,000	199,479
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	1,080,000	1,136,700	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,162,540	30,517	*(a)(j)
Mirabela Nickel Ltd., Subordinated Notes (1.000% PIK)	1.000%	9/10/44	1,937	0	(a)(b)(d)(e)(g)
Teck Resources Ltd., Senior Notes	4.750%	1/15/22	360,000	374,400
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	600,000	648,750
Vale SA, Senior Notes	5.625%	9/11/42	670,000	639,850
Total Metals & Mining				12,876,701

See Notes to Financial Statements.

14	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Paper & Forest Products — 0.2%
Mercer International Inc., Senior Notes	6.500%	2/1/24	740,000	$774,551	(a)
Total Materials				21,908,100
Real Estate — 1.4%
Equity Real Estate Investment Trusts (REITs) — 1.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	900,000	929,250
GEO Group Inc., Senior Notes	6.000%	4/15/26	760,000	792,300
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	930,000	964,875	(a)
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	700,000	707,875
Total Equity Real Estate Investment Trusts (REITs)				3,394,300
Real Estate Management & Development — 0.3%
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,070,000	1,158,275	(a)
Total Real Estate				4,552,575
Telecommunication Services — 8.3%
Diversified Telecommunication Services — 4.1%
CenturyLink Inc., Senior Notes	6.450%	6/15/21	50,000	54,250
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,470,000	1,550,850	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	490,000	456,925
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	500,000	500,750
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,090,000	1,010,975
Intelsat Jackson Holdings SA, Senior Notes	9.750%	7/15/25	200,000	200,250	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	510,000	550,800	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	2,850,000	1,004,625	*(c)(j)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	1,570,000	553,425	*(a)(j)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	120,000	139,725
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	4,960,000	5,338,200	(a)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	350,000	120,750	*(c)(j)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	1,360,000	1,429,700	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	200,000	202,500
Total Diversified Telecommunication Services				13,113,725
Wireless Telecommunication Services — 4.2%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	940,000	999,634	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,500,000	1,653,900	(a)
Digicel Ltd., Senior Notes	6.000%	4/15/21	290,000	279,125	(c)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,280,000	1,426,010
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,020,000	1,287,750
Sprint Corp., Senior Notes	7.875%	9/15/23	3,000,000	3,457,500
Sprint Corp., Senior Notes	7.625%	2/15/25	1,070,000	1,234,512

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	6.375%	3/1/25	490,000	$531,037
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	2,240,000	2,548,000	(a)
Total Wireless Telecommunication Services				13,417,468
Total Telecommunication Services				26,531,193
Utilities — 1.8%
Electric Utilities — 1.2%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,267,000	962,920
Pampa Energia SA, Senior Notes	7.500%	1/24/27	900,000	941,454	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	1,690,000	1,846,325	(c)
Total Electric Utilities				3,750,699
Gas Utilities — 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,130,000	1,130,000
Independent Power and Renewable Electricity Producers — 0.3%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	974,294	925,580
Total Utilities				5,806,279
Total Corporate Bonds & Notes (Cost — $212,218,884)				218,781,214
Collateralized Mortgage Obligations — 0.4%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	900,000	508,374	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.772%	8/15/48	700,000	467,793	(a)(f)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	800,000	464,707	(a)
Total Collateralized Mortgage Obligations (Cost — $1,604,359)				1,440,874
Convertible Bonds & Notes — 0.9%
Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Oasis Petroleum Inc., Senior Notes	2.625%	9/15/23	1,320,000	1,297,725
Information Technology — 0.5%
Communications Equipment — 0.1%
Finisar Corp., Senior Notes	0.500%	12/15/36	260,000	254,475	(a)
Internet Software & Services — 0.1%
WebMD Health Corp., Bonds	2.625%	6/15/23	390,000	383,663
Semiconductors & Semiconductor Equipment — 0.3%
Microchip Technology Inc., Senior Subordinated Notes	1.625%	2/15/27	510,000	538,687	(a)
ON Semiconductor Corp., Senior Notes	1.625%	10/15/23	520,000	522,600	(a)
Total Semiconductors & Semiconductor Equipment				1,061,287
Total Information Technology				1,699,425
Total Convertible Bonds & Notes (Cost — $3,160,647)				2,997,150

See Notes to Financial Statements.

16	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 6.1%
Consumer Discretionary — 3.0%
Auto Components — 0.3%
American Axle & Manufacturing Inc., Term Loan B	3.470%	4/6/24	990,000	$986,164	(k)(l)
Hotels, Restaurants & Leisure — 0.4%
Landry’s Inc., 2016 Term Loan B	3.968-3.980%	10/4/23	1,246,836	1,244,628	(k)(l)
Media — 0.9%
Charter Communications Operating LLC, 2016 Term Loan I Add	3.476%	1/15/24	498,737	501,197	(k)(l)
UPC Financing Partnership, USD Term Loan AP	—	4/15/25	900,000	902,137	(m)
Ziggo Secured Finance Partnership, USD Term Loan E	—	4/15/25	1,300,000	1,298,375	(m)
Total Media				2,701,709
Specialty Retail — 1.3%
PetSmart Inc., Term Loan B2	4.220%	3/11/22	2,986,997	2,781,408	(k)(l)(m)
Sally Holdings LLC, Term Loan B1	—	6/22/24	640,000	644,000	(d)(m)
Sally Holdings LLC, Term Loan B2	—	6/22/24	160,000	160,600	(d)(m)
Spencer Gifts LLC, Second Lien Term Loan	9.330%	6/29/22	890,000	667,500	(d)(k)(l)
Total Specialty Retail				4,253,508
Textiles, Apparel & Luxury Goods — 0.1%
TOMS Shoes LLC, Term Loan B	6.700%	10/28/20	703,800	383,571	(d)(k)(l)
Total Consumer Discretionary				9,569,580
Energy — 0.5%
Energy Equipment & Services — 0.1%
Hercules Offshore Inc. (wind-down lender claim)	—	—	367,864	279,577	*(d)
Oil, Gas & Consumable Fuels — 0.4%
Blue Ridge Mountain Resources Inc., Exit Term Loan (8.000% Cash, 8.000% PIK)	16.000%	5/6/19	195,135	194,159	(b)(d)(e)(k)(l)
Chesapeake Energy Corp., Term Loan	8.686%	8/23/21	960,000	1,026,901	(k)(l)(m)
Total Oil, Gas & Consumable Fuels				1,221,060
Total Energy				1,500,637
Information Technology — 0.5%
IT Services — 0.5%
First Data Corp., 2017 Term Loan	3.716%	4/26/24	1,690,000	1,691,479	(k)(l)
Materials — 0.3%
Containers & Packaging — 0.3%
Reynolds Group Holdings Inc., USD 2017 Term Loan	4.226%	2/5/23	897,744	900,690	(k)(l)
Real Estate — 0.5%
Real Estate Management & Development — 0.5%
Caesars Entertainment Resort Properties LLC, Term Loan B	4.545%	10/11/20	1,396,382	1,402,928	(k)(l)(m)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Telecommunication Services — 1.1%
Diversified Telecommunication Services — 1.1%
CenturyLink Inc., 2017 Term Loan B	—	1/31/25	1,750,000		$1,733,125	(m)
Level 3 Financing Inc., 2017 Term Loan B	3.466%	2/22/24	750,000		752,656	(k)(l)
Unitymedia Hessen GmbH & Co. KG, Term Loan B	—	9/30/25	1,080,000		1,078,538	(m)
Total Telecommunication Services					3,564,319
Utilities — 0.2%
Electric Utilities — 0.2%
Panda Temple Power LLC, 2015 Term Loan B	—	—	992,325		712,822	* (j)(k)(l)
Total Senior Loans (Cost — $20,260,503)					19,342,455
Sovereign Bonds — 17.3%
Argentina — 4.7%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	990,000		1,066,854	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	2,310,000		2,598,750	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	3,100,000		3,217,180	(a)
Republic of Argentina, Bonds	26.250%	6/21/20	10,200,000	ARS	638,497	(f)
Republic of Argentina, Bonds	18.200%	10/3/21	20,400,000	ARS	1,305,215
Republic of Argentina, Senior Bonds	7.500%	4/22/26	1,800,000		1,944,000
Republic of Argentina, Senior Notes	6.875%	1/26/27	2,610,000		2,710,485
Republic of Argentina, Senior Notes	8.280%	12/31/33	1,233,793		1,369,511
Total Argentina					14,850,492
Brazil — 1.1%
Federative Republic of Brazil, Notes	10.000%	1/1/23	2,395,000	BRL	712,510
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	2,700,000		2,656,125
Total Brazil					3,368,635
Chile — 0.3%
Republic of Chile, Senior Notes	3.875%	8/5/20	1,000,000		1,056,400
Colombia — 0.4%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	1,290,000		1,342,245
Costa Rica — 0.2%
Republic of Costa Rica, Notes	7.000%	4/4/44	510,000		532,313	(a)
Dominican Republic — 0.5%
Dominican Republic, Senior Notes	6.850%	1/27/45	1,410,000		1,508,700	(a)
Ecuador — 0.8%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	400,000		428,000	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	2,420,000		2,274,800	(c)
Total Ecuador					2,702,800
Egypt — 0.5%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	750,000		735,000	(a)

See Notes to Financial Statements.

18	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Egypt — continued
Arab Republic of Egypt, Senior Notes	7.500%	1/31/27	910,000		$968,181	(a)
Total Egypt					1,703,181
Ghana — 0.5%
Republic of Ghana, Bonds	10.750%	10/14/30	1,290,000		1,601,342	(a)
Guatemala — 0.5%
Republic of Guatemala, Senior Notes	4.375%	6/5/27	1,770,000		1,760,265	(a)
Honduras — 0.5%
Republic of Honduras, Senior Notes	6.250%	1/19/27	1,500,000		1,556,250	(a)
Indonesia — 0.3%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	11,658,000,000	IDR	967,017
Ivory Coast — 0.2%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	294,000		283,159	(c)
Republic of Cote D’Ivoire, Senior Bonds	6.125%	6/15/33	290,000		279,487	(a)
Total Ivory Coast					562,646
Nigeria — 0.3%
Republic of Nigeria, Notes	7.875%	2/16/32	800,000		870,032	(a)
Peru — 0.5%
Republic of Peru, Senior Bonds	4.125%	8/25/27	1,500,000		1,638,750
Poland — 0.5%
Republic of Poland, Senior Notes	4.000%	1/22/24	1,500,000		1,606,698
Russia — 2.2%
Russian Federal Bond, Bonds	8.150%	2/3/27	106,000,000	RUB	1,876,726
Russian Foreign Bond—Eurobond, Senior Bonds	4.875%	9/16/23	4,800,000		5,156,433	(a)
Total Russia					7,033,159
Senegal — 0.3%
Republic of Senegal, Bonds	6.250%	5/23/33	800,000		814,010	(a)
Sri Lanka — 0.1%
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	290,000		307,877	(c)
Turkey — 2.3%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	1,200,000		1,271,538
Republic of Turkey, Senior Bonds	4.250%	4/14/26	6,270,000		5,965,723
Total Turkey					7,237,261
Venezuela — 0.6%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	2,750,000		1,196,250	(c)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,451,000		743,637	(c)
Total Venezuela					1,939,887
Total Sovereign Bonds (Cost — $53,948,672)					54,959,960

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 0.7%
U.S. Government Obligations — 0.7%
U.S. Treasury Notes	1.875%	3/31/22	1,000,000	$1,000,703
U.S. Treasury Notes	2.000%	11/30/22	1,200,000	1,202,719
Total U.S. Government & Agency Obligations (Cost — $2,186,460)				2,203,422

			Shares
Common Stocks — 1.8%
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.3%
Bossier Casino Venture Holdco Inc.			90,995	855,353	*(d)(e)
Media — 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6	98,684	*(d)(e)
Total Consumer Discretionary				954,037
Energy — 1.4%
Energy Equipment & Services — 0.6%
Hercules Offshore Inc. (Escrow)			24,992	7,048	*(d)(e)
KCAD Holdings I Ltd.			395,216,044	2,094,645	*(d)(e)
Total Energy Equipment & Services				2,101,693
Oil, Gas & Consumable Fuels — 0.8%
Berry Petroleum Co.			62,675	611,081	*
Blue Ridge Mountain Resources Inc.			103,751	928,572	*
Frontera Energy Corp.			25,000	659,110	*
Frontera Energy Corp.			4,627	120,034	*
MWO Holdings LLC			670	112,037	*(d)(e)
Sanchez Energy Corp.			3,207	23,026	*
Total Oil, Gas & Consumable Fuels				2,453,860
Total Energy				4,555,553
Industrials — 0.1%
Marine — 0.1%
Tricer HoldCo, S.C.A.			58,644	151,301	*(d)(e)
Road & Rail — 0.0%
Jack Cooper Enterprises Inc.			4,561	0	*(d)(e)(g)
Total Industrials				151,301
Materials — 0.0%
Metals & Mining — 0.0%
Mirabela Nickel Ltd.			512,776	0	*(d)(e)(g)

See Notes to Financial Statements.

20	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security		Shares	Value
Telecommunication Services — 0.0%
Diversified Telecommunication Services — 0.0%
World Access Inc.		10,212	$13	*
Total Common Stocks (Cost — $10,534,694)			5,660,904

	Rate
Convertible Preferred Stocks — 0.9%
Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%	68,364	769,095	(b)
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%	1,024	11,520	(b)(n)
Sanchez Energy Corp.	6.500%	24,550	674,634	*
Total Energy			1,455,249
Health Care — 0.5%
Pharmaceuticals — 0.5%
Allergan PLC	5.500%	1,811	1,572,093
Total Convertible Preferred Stocks (Cost — $3,159,654)			3,027,342
Investments In Underlying Funds — 2.0%
PowerShares Senior Loan Portfolio (Cost — $6,458,640)		277,190	6,414,176
Preferred Stocks — 0.1%
Industrials — 0.1%
Marine — 0.1%
Tricer Tracking Preferred Equity Certificates (Cost — $2,130,381)	8.000%	26,064,000	260,640	*(d)(e)
Total Investments before Short-Term Investments (Cost — $315,662,894)			315,088,137
Short-Term Investments — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $5,369,084)	0.935%	5,369,084	5,369,084
Total Investments — 100.6% (Cost — $321,031,978#)			320,457,221
Liabilities in Excess of Other Assets — (0.6)%			(2,046,414)
Total Net Assets — 100.0%			$318,410,807

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued using significant unobservable inputs (See Note 1).

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Global High Yield Bond Fund

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Value is less than $1.

(h)	Security is purchased on a when-issued basis.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	The coupon payment on these securities is currently in default as of June 30, 2017.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	All or a portion of this loan is unfunded as of June 30, 2017. The interest rate for fully unfunded term loans is to be determined.

(n)	Restricted security (See Note 9).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
RUB	— Russian Ruble

Summary of Investments by Country** (unaudited)
United States	51.4%
Brazil	7.5
Argentina	5.5
United Kingdom	4.5
Russia	3.5
Turkey	2.5
Canada	2.3
France	1.9
Netherlands	1.9
Italy	1.8
Luxembourg	1.6
Colombia	1.5
Indonesia	1.3
Peru	1.2
Ireland	1.0
Germany	0.9
Venezuela	0.9
Ecuador	0.8

See Notes to Financial Statements.

22	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Summary of Investments by Country** (unaudited) (cont’d)
Mexico	0.8%
Zambia	0.7
Guatemala	0.5
Egypt	0.5
Poland	0.5
Ghana	0.5
Honduras	0.5
Dominican Republic	0.5
Chile	0.3
Switzerland	0.3
Nigeria	0.3
Senegal	0.3
Ivory Coast	0.2
Costa Rica	0.2
Sri Lanka	0.1
Jamaica	0.1
United Arab Emirates	0.0	‡
Australia	0.0	‡
Short-Term Investments	1.7
	100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2017 and are subject to change.

‡	Represents less than 0.1%.

At June 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	804,524	USD	857,441	Barclays Bank PLC	7/20/17	$62,152
EUR	1,860,000	USD	2,086,955	Barclays Bank PLC	7/20/17	39,075
USD	256,593	EUR	230,000	Barclays Bank PLC	7/20/17	(6,303)
USD	4,826,729	GBP	3,853,744	Barclays Bank PLC	7/20/17	(194,990)
USD	1,523,768	GBP	1,180,000	Barclays Bank PLC	7/20/17	(13,862)
Total						$(113,928)

Abbreviations used in this table:
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

June 30, 2017

Assets:
Investments, at value (Cost — $321,031,978)	$320,457,221
Foreign currency, at value (Cost — $1,150,128)	1,157,119
Cash	10,253
Interest and dividends receivable	4,601,366
Receivable for securities sold	2,943,742
Receivable for Fund shares sold	131,448
Unrealized appreciation on forward foreign currency contracts	101,227
Deposits with brokers for centrally cleared swap contracts	53
Prepaid expenses	40,446
Total Assets	329,442,875

Liabilities:
Payable for securities purchased	9,510,323
Payable for Fund shares repurchased	828,623
Unrealized depreciation on forward foreign currency contracts	215,155
Investment management fee payable	183,948
Distributions payable	79,688
Service and/or distribution fees payable	63,411
Trustees’ fees payable	1,066
Accrued expenses	149,854
Total Liabilities	11,032,068
Total Net Assets	$318,410,807

Net Assets:
Par value (Note 7)	$493
Paid-in capital in excess of par value	474,120,973
Overdistributed net investment income	(1,057,243)
Accumulated net realized loss on investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency transactions	(153,984,092)
Net unrealized depreciation on investments, forward foreign currency contracts and foreign currencies	(669,324)
Total Net Assets	$318,410,807

See Notes to Financial Statements.

24	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

Net Assets:
Class A	$169,331,190
Class C	$6,753,001
Class C1	$36,463,977
Class I	$45,449,640
Class IS	$60,412,999

Shares Outstanding:
Class A	26,254,502
Class C	1,045,546
Class C1	5,592,946
Class I	7,053,047
Class IS	9,374,983

Net Asset Value:
Class A (and redemption price)	$6.45
Class C*	$6.46
Class C1*	$6.52
Class I (and redemption price)	$6.44
Class IS (and redemption price)	$6.44
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$6.74

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended June 30, 2017

Investment Income:
Interest	$10,706,939
Dividends	182,657
Less: Foreign taxes withheld	(11,460)
Total Investment Income	10,878,136

Expenses:
Investment management fee (Note 2)	1,165,201
Service and/or distribution fees (Notes 2 and 5)	386,381
Transfer agent fees (Note 5)	122,485
Registration fees	43,753
Fund accounting fees	23,325
Shareholder reports	23,239
Audit and tax fees	22,161
Legal fees	19,671
Custody fees	5,770
Trustees’ fees	4,231
Insurance	2,673
Interest expense	2,436
Commitment fees (Note 8)	1,953
Miscellaneous expenses	7,404
Total Expenses	1,830,683
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(571)
Net Expenses	1,830,112
Net Investment Income	9,048,024

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(805,880)
Futures contracts	(79,927)
Swap contracts	(30,009)
Forward foreign currency contracts	58,656
Foreign currency transactions	259,196
Net Realized Loss	(597,964)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	7,482,835
Forward foreign currency contracts	(274,179)
Foreign currencies	82,001
Change in Net Unrealized Appreciation (Depreciation)	7,290,657
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	6,692,693
Increase in Net Assets From Operations	$15,740,717

See Notes to Financial Statements.

26	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2017 (unaudited) and the Year Ended December 31, 2016	2017	2016

Operations:
Net investment income	$9,048,024	$22,328,564
Net realized loss	(597,964)	(20,643,839)
Change in net unrealized appreciation (depreciation)	7,290,657	46,851,169
Increase in Net Assets From Operations	15,740,717	48,535,894

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(9,475,641)	(22,408,590)
Decrease in Net Assets From Distributions to Shareholders	(9,475,641)	(22,408,590)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	43,687,858	67,519,687
Reinvestment of distributions	8,959,606	21,219,695
Cost of shares repurchased	(88,545,084)	(100,898,140)
Decrease in Net Assets From Fund Share Transactions	(35,897,620)	(12,158,758)
Increase (Decrease) in Net Assets	(29,632,544)	13,968,546

Net Assets:
Beginning of period	348,043,351	334,074,805
End of period*	$318,410,807	$348,043,351
*Includes overdistributed net investment income of:	$(1,057,243)	$(629,626)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	27

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$6.33	$5.85	$6.67	$7.28	$7.33	$6.65

Income (loss) from operations:
Net investment income	0.17	0.40	0.42	0.46	0.49	0.51
Net realized and unrealized gain (loss)	0.13	0.48	(0.81)	(0.60)	(0.04)	0.70
Total income (loss) from operations	0.30	0.88	(0.39)	(0.14)	0.45	1.21

Less distributions from:
Net investment income	(0.18)	(0.40)	(0.43)	(0.47)	(0.50)	(0.53)
Total distributions	(0.18)	(0.40)	(0.43)	(0.47)	(0.50)	(0.53)

Net asset value, end of period	$6.45	$6.33	$5.85	$6.67	$7.28	$7.33
Total return[3]	4.61%	15.74%	(6.29)%	(2.07)%	6.16%	18.88%

Net assets, end of period (000s)	$169,331	$161,860	$151,371	$190,870	$356,678	$370,419

Ratios to average net assets:
Gross expenses	1.15%[4]	1.15%	1.13%	1.14%	1.13%	1.09%
Net expenses	1.15 [4,5]	1.15	1.13	1.14	1.13	1.09
Net investment income	5.38 [4]	6.59	6.45	6.33	6.66	7.30

Portfolio turnover rate	66%	99%	71%	62%	81%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$6.34	$5.86	$6.67	$7.28	$7.34	$7.02

Income (loss) from operations:
Net investment income	0.15	0.36	0.37	0.40	0.43	0.19
Net realized and unrealized gain (loss)	0.13	0.48	(0.80)	(0.59)	(0.05)	0.33
Total income (loss) from operations	0.28	0.84	(0.43)	(0.19)	0.38	0.52

Less distributions from:
Net investment income	(0.16)	(0.36)	(0.38)	(0.42)	(0.44)	(0.20)
Total distributions	(0.16)	(0.36)	(0.38)	(0.42)	(0.44)	(0.20)

Net asset value, end of period	$6.46	$6.34	$5.86	$6.67	$7.28	$7.34
Total return[4]	4.40%	14.75%	(6.77)%	(2.94)%	5.33%	7.46%

Net assets, end of period (000s)	$6,753	$6,828	$6,583	$10,243	$8,424	$2,391

Ratios to average net assets:
Gross expenses	1.86%[5]	1.85%	1.82%	1.90%	1.93%	1.77%[5]
Net expenses[6]	1.86 [5]	1.85	1.82	1.90	1.92 [7]	1.77 [5]
Net investment income	4.67 [5]	5.89	5.76	5.59	5.83	6.32 [5]

Portfolio turnover rate	66%	99%	71%	62%	81%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	For the period August 1, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1,2]	2017[3]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$6.40	$5.92	$6.74	$7.36	$7.41	$6.72

Income (loss) from operations:
Net investment income	0.16	0.38	0.39	0.43	0.46	0.48
Net realized and unrealized gain (loss)	0.13	0.48	(0.81)	(0.61)	(0.04)	0.71
Total income (loss) from operations	0.29	0.86	(0.42)	(0.18)	0.42	1.19

Less distributions from:
Net investment income	(0.17)	(0.38)	(0.40)	(0.44)	(0.47)	(0.50)
Total distributions	(0.17)	(0.38)	(0.40)	(0.44)	(0.47)	(0.50)

Net asset value, end of period	$6.52	$6.40	$5.92	$6.74	$7.36	$7.41
Total return[4]	4.33%	15.09%	(6.60)%	(2.58)%	5.67%	18.26%

Net assets, end of period (000s)	$36,464	$41,128	$44,474	$59,395	$73,403	$91,626

Ratios to average net assets:
Gross expenses	1.64%[5]	1.63%	1.61%	1.61%	1.61%	1.66%
Net expenses	1.64 [5]	1.63	1.61	1.61	1.61	1.66
Net investment income	4.89 [5]	6.13	5.97	5.87	6.19	6.75

Portfolio turnover rate	66%	99%	71%	62%	81%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[3]	For the six months ended June 30, 2017 (unaudited).

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

See Notes to Financial Statements.

30	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$6.33	$5.85	$6.66	$7.27	$7.33	$6.64

Income (loss) from operations:
Net investment income	0.18	0.42	0.43	0.48	0.51	0.53
Net realized and unrealized gain (loss)	0.12	0.48	(0.80)	(0.60)	(0.05)	0.71
Total income (loss) from operations	0.30	0.90	(0.37)	(0.12)	0.46	1.24

Less distributions from:
Net investment income	(0.19)	(0.42)	(0.44)	(0.49)	(0.52)	(0.55)
Total distributions	(0.19)	(0.42)	(0.44)	(0.49)	(0.52)	(0.55)

Net asset value, end of period	$6.44	$6.33	$5.85	$6.66	$7.27	$7.33
Total return[3]	4.75%	15.87%	(5.92)%	(1.93)%	6.43%	19.35%

Net assets, end of period (000s)	$45,450	$35,702	$37,193	$52,168	$53,092	$51,662

Ratios to average net assets:
Gross expenses	0.88%[4]	0.88%	0.89%	0.85%	0.89%	0.85%
Net expenses[5]	0.88 [4]	0.88	0.89	0.85	0.88 [6]	0.85
Net investment income	5.63 [4]	6.87	6.69	6.63	6.91	7.58

Portfolio turnover rate	66%	99%	71%	62%	81%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to August 1, 2012, the expense limitation did not exceed 1.10%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$6.33	$5.85	$6.66	$7.27	$7.33	$7.08

Income (loss) from operations:
Net investment income	0.18	0.42	0.44	0.48	0.51	0.17
Net realized and unrealized gain (loss)	0.12	0.48	(0.80)	(0.59)	(0.05)	0.26
Total income (loss) from operations	0.30	0.90	(0.36)	(0.11)	0.46	0.43

Less distributions from:
Net investment income	(0.19)	(0.42)	(0.45)	(0.50)	(0.52)	(0.18)
Total distributions	(0.19)	(0.42)	(0.45)	(0.50)	(0.52)	(0.18)

Net asset value, end of period	$6.44	$6.33	$5.85	$6.66	$7.27	$7.33
Total return[4]	4.79%	15.97%	(5.81)%	(1.86)%	6.53%	6.19%

Net assets, end of period (000s)	$60,413	$102,526	$91,473	$95,171	$95,337	$91,175

Ratios to average net assets:
Gross expenses	0.79%[5]	0.79%	0.78%	0.78%	0.78%	0.76%[5]
Net expenses[6]	0.79 [5]	0.79	0.78	0.78	0.78	0.76 [5]
Net investment income	5.77 [5]	6.94	6.81	6.71	7.01	7.38 [5]

Portfolio turnover rate	66%	99%	71%	62%	81%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	For the period August 31, 2012 (inception date) to December 31, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

See Notes to Financial Statements.

32	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

34	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$41,055,997	$1,659,902		$42,715,899
Energy	—	40,675,274	0	*	40,675,274
Health care	—	12,616,455	857,340		13,473,795
Materials	—	21,908,100	0	*	21,908,100
Other corporate bonds & notes	—	100,008,146	—		100,008,146
Collateralized mortgage obligations	—	1,440,874	—		1,440,874
Convertible bonds & notes	—	2,997,150	—		2,997,150
Senior loans:
Consumer discretionary	—	7,713,909	1,855,671		9,569,580
Energy	—	1,026,901	473,736		1,500,637
Other senior loans	—	8,272,238	—		8,272,238
Sovereign bonds	—	54,959,960	—		54,959,960
U.S. government & agency obligations	—	2,203,422	—		2,203,422
Common stocks:
Consumer discretionary	—	—	954,037		954,037
Energy	$23,026	2,318,797	2,213,730		4,555,553
Industrials	—	—	151,301		151,301
Materials	—	—	0	*	0	*
Telecommunication services	13	—	—		13
Convertible preferred stocks	1,572,093	1,455,249	—		3,027,342
Investments in underlying funds	6,414,176	—	—		6,414,176
Preferred stocks	—	—	260,640		260,640
Total long-term investments	8,009,308	298,652,472	8,426,357		315,088,137
Short-term investments†	5,369,084	—	—		5,369,084
Total investments	$13,378,392	$298,652,472	$8,426,357		$320,457,221
Other financial instruments:
Forward foreign currency contracts	—	101,227	—		101,227
Total	$13,378,392	$298,753,699	$8,426,357		$320,558,448

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$215,155	—	$215,155

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds & Notes
Investments in Securities	Consumer Discretionary	Energy		Health Care	Materials
Balance as of December 31, 2016	$1,495,452	$0	*	—	$0	*
Accrued premiums/discounts	20,915	—		—	—
Realized gain (loss)[1]	—	—		—	—
Change in unrealized appreciation (depreciation)[2]	(20,915)	—		—	—
Purchases	164,450	—		$857,340	—
Sales	—	—		—	—
Transfers into Level 3	—	—		—	—
Transfers out of Level 3	—	—		—	—
Balance as of June 30, 2017	$1,659,902	$0	*	$857,340	$0	*
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017[2]	$(20,915)	—		—	—

	Senior Loans
Investments in Securities	Consumer Discretionary	Energy	Utilities
Balance as of December 31, 2016	$736,475	$1,103,812	$874,425
Accrued premiums/discounts	265	928	1,244
Realized gain (loss)[1]	—	(60,555)	—
Change in unrealized appreciation (depreciation)[2]	(66,390)	(13,400)	(172,672)
Purchases	801,750	7,618	9,825
Sales	—	(564,667)	—
Transfers into Level 3[3]	383,571	—	—
Transfers out of Level 3[4]	—	—	(712,822)
Balance as of June 30, 2017	$1,855,671	$473,736	—
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017[2]	$(66,390)	$(13,400)	—

36	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

	Common Stocks						Preferred Stocks
Investments in Securities	Consumer Discretionary	Energy	Health Care	Industrials	Materials		Industrials	Warrants		Total
Balance as of December 31, 2016	$1,038,945	$4,427,672	$208,464	$79,169	$0	*	$351,754	$0	*	$10,316,168
Accrued premiums/discounts	—	—	—	—	—		—	—		23,352
Realized gain (loss)[1]	—	—	76,884	—	—		—	1,408		17,737
Change in unrealized appreciation (depreciation)[2]	(84,908)	(1,237,579)	(65,537)	72,132	—		(91,114)	—		(1,680,383)
Purchases	—	—	—	—	—		—	0	*	1,840,983
Sales	—	(983,411)	(219,811)	—	—		—	(1,408)		(1,769,297)
Transfers into Level 3[3]	—	7,048	—	—	—		—	—		390,619
Transfers out of Level 3[4]	—	—	—	—	—		—	—		(712,822)
Balance as of June 30, 2017	$954,037	$2,213,730	—	$151,301	$0	*	$260,640	—		$8,426,357
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2017[2]	$(84,908)	$(2,032,694)	—	$73,132	—		$(91,114)	—		$(2,236,289)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

38	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(h) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2017, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2017, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to

40	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2017, the Fund had sufficient cash and/or securities to cover these commitments.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks.

42	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2017, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $215,155. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

44	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. Western Asset Limited and Western Singapore provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar dominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset monthly 70% of the net investment management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited and Western Singapore monthly a subadvisory fee of 0.30% on the assets managed by Western Asset Limited and Western Singapore.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.95%, 0.90% and 0.80%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended June 30, 2017, fees waived and/or expenses reimbursed amounted to $571.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2017, LMIS and its affiliates retained sales charges of $25,367 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2017, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C	Class C1
CDSCs	$55	$13	—

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$188,734,393	$28,751,445
Sales	212,604,204	38,805,438

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,657,869
Gross unrealized depreciation	(17,232,626)
Net unrealized depreciation	$(574,757)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2017.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$101,227

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$215,155

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

46	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	—	$(212,095)	—	$(212,095)
Futures contracts	$(79,927)	—	—	(79,927)
Swap contracts	—	—	$(30,009)	(30,009)
Forward foreign currency contracts	—	58,656	—	58,656
Total	$(79,927)	$(153,439)	$(30,009)	$(263,375)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Purchased options[1]	$211,738
Forward foreign currency contracts	(274,179)
Total	$(62,441)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended June 30, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$51
Futures contracts (to sell)†	1,236,607
Forward foreign currency contracts (to buy)	4,718,817
Forward foreign currency contracts (to sell)	10,058,389

Average Notional Balance
Credit default swap contracts (to buy protection)†	$81,370

†	At June 30, 2017, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$101,227	—	$101,227

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2017:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Forward foreign currency contracts	$215,155	—	$215,155

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$205,546	†	$83,356
Class C	33,008		2,112
Class C1	147,827		18,914
Class I	—		17,666
Class IS	—		437
Total	$386,381		$122,485

†	The amount shown is exclusive of expense reimbursements. For the six months ended June 30, 2017, the service and/or distribution fees reimbursed amounted to $571 for Class A shares.

For the six months ended June 30, 2017, waivers and/or expense reimbursements by class were as follows:

	Waivers/Expense Reimbursements
Class A	$571
Class C	—
Class C1	0	*
Class I	—
Class IS	—
Total	$571

*	Amount represents less than $1.

6. Distributions to shareholders by class

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Net Investment Income:
Class A	$4,634,850	$10,378,311
Class B1	—	59,308
Class C	162,648	382,551
Class C1	1,014,749	2,611,322
Class I	1,202,981	2,429,792
Class IS	2,460,413	6,547,306
Total	$9,475,641	$22,408,590

[1]	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

48	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

7. Shares of beneficial interest

At June 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,550,838	$22,907,559	6,215,184	$37,720,564
Shares issued on reinvestment	671,264	4,332,800	1,585,685	9,654,942
Shares repurchased	(3,524,839)	(22,695,904)	(8,099,502)	(49,256,498)
Net increase (decrease)	697,263	$4,544,455	(298,633)	$(1,880,992)

Class B1
Shares sold	—	—	6,557	$41,623
Shares issued on reinvestment	—	—	6,778	39,066
Shares repurchased	—	—	(519,601)	(3,130,543)
Net decrease	—	—	(506,266)	$(3,049,854)

Class C
Shares sold	104,637	$676,022	155,737	$963,316
Shares issued on reinvestment	23,805	153,846	59,173	360,528
Shares repurchased	(159,448)	(1,025,188)	(261,911)	(1,567,379)
Net decrease	(31,006)	$(195,320)	(47,001)	$(243,535)

Class C1
Shares sold	20,424	$133,318	27,324	$185,370
Shares issued on reinvestment	142,634	930,577	385,343	2,367,521
Shares repurchased	(993,264)	(6,487,216)	(1,503,670)	(9,178,633)
Net decrease	(830,206)	$(5,423,321)	(1,091,003)	$(6,625,742)

Class I
Shares sold	2,452,590	$15,779,676	1,943,594	$11,775,151
Shares issued on reinvestment	167,776	1,081,970	370,233	2,250,335
Shares repurchased	(1,207,716)	(7,781,763)	(3,029,951)	(18,078,216)
Net increase (decrease)	1,412,650	$9,079,883	(716,124)	$(4,052,730)

Class IS
Shares sold	651,600	$4,191,283	2,782,291	$16,833,663
Shares issued on reinvestment	381,988	2,460,413	1,076,083	6,547,303
Shares repurchased	(7,862,241)	(50,555,013)	(3,289,590)	(19,686,871)
Net increase (decrease)	(6,828,653)	$(43,903,317)	568,784	$3,694,095

[1]

On April 29, 2016, the Fund converted 470,646 Class B shares into 475,915 Class A shares, valued at $2,860,252. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

8. Redemption facility

The Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2017, the Fund incurred a commitment fee in the amount of $1,953. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2017.

9. Restricted securities

The following Fund investments are restricted as to resale.

Security	Number of Shares/units	Acquisition Date	Cost	Value at 6/30/2017		Value Per Share/units	Percent of Net Assets
Berry Petroleum Co.	1,024	2/17	$10,240	$11,520		$11.25	0.00%
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$866,000	6/17	$857,340	$857,340	(a)	$99.00	0.27%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees.

10. Capital loss carryforward

As of December 31, 2016, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2017	$(104,311,063)
12/31/2018	(6,849,174)
$(111,160,237)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $41,449,526, which have no expiration date, must be used first to offset any such gains.

11. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

50	Western Asset Global High Yield Bond Fund 2017 Semi-Annual Report

Western Asset

Global High Yield Bond Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Global High Yield Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Global High Yield Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Global High Yield Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010130 8/17 SR17-3134

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 18, 2017